State Street Global Allocation ETF Annual Fund Operating Expenses - State Street Global Allocation ETF - State Street Global Allocation ETF	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%